Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity File Number	333-214549
Entity Registrant Name	NetPay International, Inc.
Entity Central Index Key	0001689490
Entity Tax Identification Number	81-2805555
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	C/O Shlomo Metzger
Entity Address, Address Line Two	Harav Shaulzon 24 Unit 11
Entity Address, City or Town	Har Nof
Entity Address, Country	IL
Entity Address, Postal Zip Code	9540024
City Area Code	972
Local Phone Number	58-432-3090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false